UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
January 20, 2010

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	39

Form 13F Information Table Value Total:	9841
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LAB                     COM              002824100      201     3725 SH       SOLE                     3725
AMERICAN ELEC PWR              COM              025537101      122     3500 SH       SOLE                     3500
BANK OF AMERICA                COM              060505104      110     7271 SH       SOLE                     7271
BAXTER INTL                    COM              071813109      226     3850 SH       SOLE                     3850
BECTON DICKINSON               COM              075887109      406     5145 SH       SOLE                     5145
CATERPILLAR INC                COM              149123101      103     1810 SH       SOLE                     1810
CISCO SYSTEMS                  COM              17275R102      296    12380 SH       SOLE                    12380
CONSOLIDATED EDISON            COM              209115104      279     6150 SH       SOLE                     6150
COSTCO                         COM              22160K105      435     7345 SH       SOLE                     7345
DUKE ENERGY                    COM              26441C105      240    13925 SH       SOLE                    13925
EXXON MOBIL                    COM              30231G102      671     9843 SH       SOLE                     9843
GENERAL ELECTRIC               COM              369604103      178    11788 SH       SOLE                    11788
GENERAL MILLS                  COM              370334104       78     1100 SH       SOLE                     1100
INT'L BUS MACH                 COM              459200101       71      542 SH       SOLE                      542
JOHNSON & JOHNSON              COM              478160104      485     7535 SH       SOLE                     7535
MARATHON OIL                   COM              565849106      126     4025 SH       SOLE                     4025
METLIFE                        COM              59156R108      144     4075 SH       SOLE                     4075
MICRON TECH                    COM              595112103       10      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      446    14640 SH       SOLE                    14640
PROCTOR & GAMBLE               COM              742718109      222     3668 SH       SOLE                     3668
US BANCORP                     COM              902973106      900    39975 SH       SOLE                    39975
WAL-MART                       COM              931142103       59     1100 SH       SOLE                     1100
WELLS FARGO                    COM              949746101        8      300 SH       SOLE                      300
BARCLAYS BK 6.625% PERP                         06739F390       14      700 SH       SOLE                      700
BB&T CAP TST 8.95% CALL 9/15/1                  05530j205       23      850 SH       SOLE                      850
JP MORGAN 8.625% CALL 9/1/13                    46625H621       49     1750 SH       SOLE                     1750
ROYAL BK SCOTLND 6.75% CALL 6/                  780097754        4      400 SH       SOLE                      400
ROYAL BK SCOTLND 7.25% CALL 12                  780097713       79     6625 SH       SOLE                     6625
AIM DEVELOPING MKTS A                           00141T577       40 1470.588 SH       SOLE                 1470.588
ARTISAN INTL FD                                 04314H204       43 2094.972 SH       SOLE                 2094.972
BARON GROWTH FD                                 068278209     1055 25545.493SH       SOLE                25545.493
LAUDUS INT'L MRKTMASTERS INST                   808509640      821 51250.806SH       SOLE                51250.806
LAUDUS INT'L MRKTMASTERS INV                    808509889       11  702.303 SH       SOLE                  702.303
THORNBURG VAL FD-A                              885215731       92 2974.368 SH       SOLE                 2974.368
ISHARES BARCLAYS 1-3 YR CRDT B                  464288646      528 5075.000 SH       SOLE                 5075.000
ISHARES BARCLAYS 1-3 YR TRS BD                  464287457      905 10910.000SH       SOLE                10910.000
ISHARES BARCLAYS TRES PROT INF                  464287176       88  850.000 SH       SOLE                  850.000
ISHARES COMEX GOLD TRUST                        464285105      202 1885.000 SH       SOLE                 1885.000
ISHARES S&P PREFD INDX                          464288687       69 1890.000 SH       SOLE                 1890.000